FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Total interest on borrowings [1]	23	2,022	1,981
Interest earned on restricted cash and cash equivalents		—	(149)

Interest on borrowings, net		2,022	1,832
Interest on lease liabilities	9	137	111
Interest on post-employment benefits	25	(5)	(13)
Loss (gain) on foreign exchange		222	(111)
Change in fair value of derivative instruments		(205)	108
Capitalized interest		(36)	(38)
Deferred transaction costs and other		160	158

Total finance costs		2,295	2,047
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.